Equity (Details) - Schedule of stock option assumptions - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity (Details) - Schedule of stock option assumptions [Line Items]
Expected option term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Employee Stock
Equity (Details) - Schedule of stock option assumptions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 6,330	$ 4,240	$ 9,750
Risk-free interest rate	3.70%	4.20%
Expected share price volatility	60.50%	61.80%
Employee Stock | Minimum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	4.10%
Expected share price volatility			61.00%
Employee Stock | Maximum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate			4.70%
Expected share price volatility			61.20%